Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
BNY Mellon International Core Equity Fund - Class Y [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y Shares
Average Annual Return, Percent	18.94%	6.91%	4.71%
BNY Mellon International Core Equity Fund - Class I [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares
Average Annual Return, Percent	18.93%	6.91%	4.72%
BNY Mellon International Core Equity Fund - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent	16.72% [1]	5.82%	3.63%
BNY Mellon International Core Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Average Annual Return, Percent	11.78%	5.37%	3.82%
Without Sales Load [Member] | BNY Mellon International Core Equity Fund - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	17.72%	5.82%	3.63%
Without Sales Load [Member] | BNY Mellon International Core Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	18.62%	6.63%	4.44%
MSCI EAFE® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index
Average Annual Return, Percent	24.77%	8.20%	5.71%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.